Subordinated liabilities	6 Months Ended
Jun. 30, 2022
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.22	Year ended 31.12.21
	£m	£m
Opening balance	32,185	32,005
Issuances	4,803	9,099
Redemptions	(4,221)	(7,241)
Other	(526)	(1,678)
Closing balance	32,241	32,185

Designated at fair value (Note 6)	580	483
Total subordinated liabilities	32,821	32,668
Issuances of £4,803m comprise £4,544m of intra-group loans from Barclays PLC and £128m USD Floating Rate Notes, £89m ZAR Floating Rate Notes and £42m EUR Floating Rate Notes issued externally by Barclays Bank PLC subsidiaries.
Redemptions of £4,221m comprise £3,087m of intra-group loans from Barclays PLC, £1,060m notes issued externally by Barclays Bank PLC and £74m USD Floating Rate Notes issued externally by a Barclays Bank PLC subsidiary. £1,060m notes issued externally by Barclays Bank PLC comprise £838m EUR 6.625% Fixed Rate Subordinated Notes, £147m USD 6.86% Callable Perpetual Core Tier One Notes, £42m EUR Subordinated Floating Rate Notes, £21m GBP Undated Floating Rate Primary Capital Notes and £12m GBP 6% Callable Perpetual Core Tier One Notes.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments.